income taxes (Tables)	12 Months Ended
Dec. 31, 2021
income taxes
Expense composition

Years ended December 31 (millions)	2021	2020
Current income tax expense
For the current reporting period	$563	$474
Adjustments recognized in the current period for income taxes of prior periods	(30)	(99)
	533	375
Deferred income tax expense
Arising from the origination and reversal of temporary differences	25	3
Revaluation of deferred income tax liability to reflect future income tax rates	—	(6)
Adjustments recognized in the current period for income taxes of prior periods	22	79
	47	76
	$580	$451

Rate reconciliations

Years ended December 31 ($ in millions)	2021		2020
Income taxes computed at applicable statutory rates	$589	25.8%	$446	26.1%
Revaluation of deferred income tax liability to reflect future income tax rates	—	—	(6)	(0.4)
Adjustments recognized in the current period for income taxes of prior periods	(8)	(0.3)	(20)	(1.3)
Non-deductible amounts	23	1.0	20	1.2
Gain on disposition	(46)	(2.0)	—	—
Other	22	1.0	11	0.7
Income tax expense per Consolidated statements of income and other comprehensive income	$580	25.5%	$451	26.3%

Temporary differences

	Property, plant		Property, plant		Net pension
	and equipment		and equipment		and share-		Losses
	(owned) and intangible	Intangible	(leased), net	Contract	based	Provisions not	available to		Net deferred
	assets subject	assets with	of lease	assets and	compensation	currently	be carried		income tax
(millions)	to amortization	indefinite lives	liabilities	liabilities	amounts	deductible	forward [1]	Other	liability
As at January 1, 2020 [2]	$1,616	$1,608	$(77)	$418	$(140)	$(212)	$(11)	$6	$3,208
Deferred income tax expense recognized in Net income	85	82	37	(111)	(31)	8	(33)	39	76
Other comprehensive income	—	—	—	—	(109)	—	—	(13)	(122)
Deferred income taxes charged directly to owners’ equity and other (Note 18(c))	591	2	—	—	—	(11)	(23)	(14)	545
As at December 31, 2020 [3]	2,292	1,692	(40)	307	(280)	(215)	(67)	18	3,707
Deferred income tax expense recognized in Net income	75	59	7	(112)	(28)	41	(23)	28	47
Other comprehensive income	—	—	—	—	209	—	—	37	246
Deferred income taxes charged directly to owners’ equity and other (Note 18(b))	79	—	—	—	—	—	(6)	(52)	21
As at December 31, 2021 [4]	$2,446	$1,751	$(33)	$195	$(99)	$(174)	$(96)	$31	$4,021

1	We expect to be able to utilize our non-capital losses prior to expiry.
2	Deferred tax liability of $3,214, net of deferred tax asset of $6 (included in Other long-term assets).
3	Deferred tax liability of $3,718, net of deferred tax asset of $11 (included in Other long-term assets).
4	Deferred tax liability of $4,056, net of deferred tax asset of $35 (included in Other long-term assets).